Supplement

Dated August 31, 2009

To the Combined Statement of Additional Information (the “SAI”)

For The Hartford Mutual Funds

Dated March 1, 2009

At a meeting held on August 4-5, 2009, the Board of Directors of The Hartford Mutual Funds, Inc. approved an increase of the sub-advisory fee schedule for The Hartford MidCap Value Fund at the last breakpoint.  This change is effective October 1, 2009.

Accordingly, the sub-advisory fee table in the section “Fund Management — Sub-advisory Fees” of your SAI is replaced with the following:

MidCap Value Fund

Average Daily Net Assets	Annual Rate
First $50 million	0.4000%
Next $100 million	0.3000%
Next $350 million	0.2500%
Over $500 million	0.2167%

This Supplement should be retained with your SAI for future reference.

SUPPLEMENT

DATED AUGUST 31, 2009 TO THE

CLASS A, B, C SHARES PROSPECTUS

CLASS I SHARES PROSPECTUS

CLASS R3, R4, R5 AND Y SHARES PROSPECTUS

CLASS Y SHARES PROSPECTUS

EACH DATED MARCH 1, 2009

FOR THE HARTFORD MUTUAL FUNDS (COLLECTIVELY, THE “PROSPECTUSES”)

The above referenced Prospectuses are revised as follows:

The Hartford International Growth Fund

Effective September 1, 2009, Jean-Marc Berteaux will assume lead portfolio management responsibilities of the Fund alongside John A. Boselli.  Matthew D. Hudson and Andrew S. Offit will continue to be involved in portfolio management and securities analysis for the Fund.

In the section entitled “Portfolio Management” the existing information is replaced with the following:

Jean-Marc Berteaux, Senior Vice President and Equity Portfolio Manager of Wellington Management, has served as a portfolio manager for the fund since September 2009 and has been involved in portfolio management and securities analysis for the fund since 2001. Mr. Berteaux joined Wellington Management as an investment professional in 2001.

John A. Boselli, CFA, Director and Equity Portfolio Manager associated with Wellington Management, has served as a portfolio manager for the fund since June 2009. Mr. Boselli joined Wellington Management as an investment professional in 2002.

Matthew D. Hudson, CFA, Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since 2006 and for clients of the firm for the past four years.  Mr. Hudson joined Wellington Management as an investment professional in 2005. Prior to joining Wellington Management, Mr. Hudson was an investment professional with American Century Investment Management from 2000 to 2005.

Andrew S. Offit, CPA, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since its inception in 2001. Mr. Offit joined Wellington Management as an investment professional in 1997.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

DATED AUGUST 31, 2009 TO THE

CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS

CLASS R3, CLASS R4, CLASS R5 and CLASS Y SHARES PROSPECTUS

CLASS Y SHARES PROSPECTUS

DATED MARCH 1, 2009

FOR THE HARTFORD MUTUAL FUNDS, INC. (THE “PROSPECTUSES”)

Effective September 1, 2009, the above-referenced Prospectuses are revised as follows with respect to The Hartford Money Market Fund (the “Fund”):

Effective September 1, 2009, the Board of Directors approved a six months’ extension of the reduction of payment of distribution and service fees under the Fund’s 12b-1 Plan of Distribution to zero currently in effect for Classes A, B, C, R3 and R4.  The 12b-1 payments to financial intermediaries by the Fund’s distributor will be zero for Classes A, B, C, R3 and R4 during this time period.  The Hartford may be required to pay out of its own resources the equivalent of 12b-1 fees to financial intermediaries notwithstanding the reduction of the 12b-1 fees.  The Board expects to reconsider the level of 12b-1 fees at its February 2010 meeting.  The Board’s action may be changed at any time.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE

SUPPLEMENT

DATED AUGUST 31, 2009

TO THE

CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS

CLASS Y SHARES PROSPECTUS

EACH DATED MARCH 1, 2009

FOR THE HARTFORD MUTUAL FUNDS (THE “PROSPECTUSES”)

The Prospectuses referenced above are revised as follows:

The Hartford MidCap Value Fund

Effective September 1, 2009, The Hartford MidCap Value Fund will be open to new investments.  Accordingly, the initial paragraph regarding the Fund’s closing under the heading “The Hartford MidCap Value Fund” in the prospectus is deleted in its entirety as of that date.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.